The Nature of Expenses	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
The Nature of Expenses
18.
The Nature of Expenses

The classification of expenses by nature for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Changes in inventories	₩	477,457	345,190	(143,513)
Purchases of raw materials		13,435,265	10,810,985	12,973,989
Depreciation and amortization		4,557,456	4,213,742	5,125,637
Outsourcing		1,147,856	922,565	1,159,520
Labor		3,669,275	3,439,608	3,714,001
Supplies and others		1,212,142	938,568	987,265
Utility		1,189,105	1,193,025	1,397,669
Fees and commissions		834,449	704,763	740,863
Shipping		310,945	124,770	172,081
Advertising		108,315	76,404	67,092
Warranty		251,395	101,846	113,689
Travel		66,428	66,201	53,244
Taxes and dues		144,038	129,784	135,982
Others		832,702	773,532	678,424
Total(*)	₩	28,236,828	23,840,983	27,175,943

(*) Total expenses consist of cost of sales, selling, administrative, research and development expenses.